GAIN ON CANCELLATION AND SALE OF NEWBUILDING CONTRACTS - Summary of Contracts (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 30, 2015	Jun. 30, 2015	Jan. 31, 2015	Jan. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Gain on cancellation and sale of newbuilding contracts	$ 2,800	$ 23,100	$ 1,700		$ 108,923	$ 68,989	$ 57,271
Proceeds from Sale of Newbuild Vessels					0	139,200	0
Hull J0026 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					0	0	30,318
Gain on cancellation and sale of newbuilding contracts							94,000
Hull J0027 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					0	0	26,953
Gain on cancellation and sale of newbuilding contracts							50,600
Hull J0025 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					0	35,913	0
Gain on cancellation and sale of newbuilding contracts						99,300
Hull J0028 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					0	28,923	0
Gain on cancellation and sale of newbuilding contracts						52,400
Hull D2172 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					0	2,160	0
Gain on cancellation and sale of newbuilding contracts						11,000
Hull D2173 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					0	1,993	0
Gain on cancellation and sale of newbuilding contracts						11,100
Hull D2174 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					1,735	0	0
Gain on cancellation and sale of newbuilding contracts					7,600
Hull J0106 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					23,140	0	0
Gain on cancellation and sale of newbuilding contracts					24,700
Hull D2175 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					1,522	0	0
Gain on cancellation and sale of newbuilding contracts					7,300
Hull D2176 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					1,522	0	0
Gain on cancellation and sale of newbuilding contracts					7,300
Hull D2171 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					2,837	0	0
Gain on cancellation and sale of newbuilding contracts					11,900
Hull H1071 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation and sale of newbuilding contracts					9,213	0	0
Hull H1072 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation and sale of newbuilding contracts					9,978	0	0
Hull H1073 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation and sale of newbuilding contracts					9,680	0	0
Hull H1074 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation and sale of newbuilding contracts					9,908
Hull H1075 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation and sale of newbuilding contracts					10,058	0	0
Hull H1076 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation and sale of newbuilding contracts					9,901	0	0
Hull H1077 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation and sale of newbuilding contracts					9,691	0	0
Hull H1078 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation and sale of newbuilding contracts					9,738	0	$ 0
Fuel Efficient VLGC [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Newbuild Vessels				$ 139,200		$ 139,200
Avance Gas [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation and sale of newbuilding contracts					$ 78,200